Taxes on Income (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Taxes on Income [Abstract]
Current	$ 16	$ 7	$ 7
Other			(29)
Provision for deferred income taxes	16	7	(22)
Domestic	9		(27)
Foreign	7	7	5
Taxes on income (tax benefit)	$ 16	$ 7	$ (22)